Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis - USD ($)	3 Months Ended				5 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Initial measurement as of August 5, 2021					$ 18,144,000
Transfer of Public Warrants to Level 1 measurement					(11,500,000)
Change in fair value	$ 276,123	$ 536,000	$ (1,017,000)	$ (2,295,000)	(2,085,000)	$ (2,535,000)
Fair value as of December 31, 2021		$ 484,000		$ 4,559,000		4,559,000
Transfer of Private Placement to Level 2 measurement						(1,540,000)
Fair value as of December 31, 2022					$ 4,559,000	$ 484,000